Consolidated Financial Information Of Parent	12 Months Ended
Dec. 31, 2014
Consolidated Financial Information of Parent [Abstract]
Consolidated Financial Information Of Parent

Schedule I — Consolidated financial information of parent

Fly Leasing Limited

Condensed Balance Sheets

AS OF DECEMBER 31, 2014 AND 2013

(Dollar amounts in thousands)

	December 31, 2014	December 31, 2013
Assets
Cash and cash equivalents	$218,538	$277,267
Receivable from subsidiaries	—	309
Notes receivable from subsidiaries	591,025	56,132
Investments in subsidiaries	799,009	742,668
Investment in unconsolidated subsidiary	4,002	8,179
Other assets, net	4,097	1,524
Total assets	1,616,671	1,086,079
Liabilities
Payable to related parties	917	24,051
Payable to subsidiaries	140,583	—
Unsecured borrowings, net	689,452	291,567
Deferred tax liability, net	15,951	17,955
Accrued and other liabilities	10,894	3,683
Total liabilities	857,797	337,256
Shareholders’ equity	758,874	748,823
Total liabilities and shareholders’ equity	$1,616,671	$1,086,079

Fly Leasing Limited

Condensed Statements of Income

FOR THE YEARS ENDED DECEMBER 31, 2014,  2013 AND 2012

(Dollar amounts in thousands, except per share data)

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Revenues
Equity in earnings of subsidiaries	$56,446	$51,136	$47,602
Equity in earnings from unconsolidated subsidiary	2,456	1,871	1,631
Intercompany management fee income	16,921	15,780	16,154
Intercompany interest income	22,394	1,407	—
Interest and other income	215	185	176
Total revenues	98,432	70,379	65,563
Expense
Interest expense	28,089	1,887	—
Selling, general and administrative	15,520	17,644	19,053
Total expenses	43,609	19,531	19,053

Net income before provision for income taxes	54,823	50,848	46,510
Income tax benefit	(1,254)	(1,628)	(1,159)
Net income	$56,077	$52,476	$47,669
Weighted average number of shares:
Basic	41,405,211	34,129,880	25,792,932
Diluted	41,527,584	34,243,456	25,961,605
Earnings per share:
Basic	$1.32	$1.51	$1.81
Diluted	$1.32	$1.50	$1.80

Schedule I — Consolidated financial information of parent

Fly Leasing Limited

Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2014,  2013 AND 2012

(Dollar amounts in thousands)

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Cash Flows from Operating Activities
Net Income	$56,077	$52,476	$47,669
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings of subsidiaries	(56,446)	(51,136)	(47,602)
Equity in earnings of unconsolidated subsidiary	(2,456)	(1,871)	(1,631)
Deferred income taxes	(2,004)	(1,654)	(1,203)
Share-based compensation	30	3,177	3,635
Amortization of debt discount and others	1,537	76	—
Distributions from unconsolidated subsidiary	5,501	—	—
Changes in operating assets and liabilities:
Receivable/(payable) to subsidiaries	117,806	12,797	(3,330)
Other assets	(1,672)	45	7
Payable to related parties	(48)	(1,435)	1,121
Accrued and other liabilities	7,211	670	1,316
Net cash flows provided by (used in) operating activities	125,536	13,145	(18)
Cash Flows from Investing Activities
Capital contributions to subsidiaries	(5,058)	(256,515)	(21,000)
Distributions received from subsidiaries	1,925	6,000	41,462
Distributions received from unconsolidated subsidiary	1,132	—	458
Notes receivable from subsidiaries	(628,994)	—	—
Notes payable to subsidiaries	94,101	—	—
Net cash flows (used in) provided by investing activities	(536,894)	(250,515)	20,920
Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid	—	172,595	23,914
Proceeds from issuance of unsecured borrowings	396,563	291,389	—
Debt issuance costs	(1,116)	—	—
Dividends	(41,392)	(30,531)	(21,629)
Dividend equivalents	(1,426)	(940)	(884)
Net cash flows provided by financing activities	352,629	432,513	1,401
Net (decrease) increase in cash	(58,729)	195,143	22,303
Cash at beginning of period	277,267	82,124	59,821
Cash at end of period	$218,538	$277,267	$82,124
Supplemental Disclosure:
Cash paid during the period for:
Interest	$21,488	$—	$—
Taxes	—	—	—